ACQUISITION - Additional Information (Detail) - CNY (¥) ¥ in Thousands		12 Months Ended
	Apr. 30, 2021	Dec. 31, 2021
Shanghai Bweenet Subsidiary
Business Acquisition [Line Items]
Equity ownership percent transferred	95.00%
Shanghai Bweenet
Business Acquisition [Line Items]
Equity interest consideration	¥ 95,000
Consideration transferred through cash	8,513
Business Combination, Consideration Transferred	¥ 86,487
Business acquisition, net revenue since acquisition date		¥ 26,837
Business acquisition, net loss since acquisition date		¥ 1,744